Fair Value of Financial Instruments - Fair Value of Fixed-Rate Notes (Details) $ in Thousands	Mar. 31, 2018 USD ($)
5.125% Senior Notes due 2019
Fair Value of Fixed - Rate Notes
Fair value of fixed - rate notes	$ 353,208
6.875% Senior Notes due 2021
Fair Value of Fixed - Rate Notes
Fair value of fixed - rate notes	366,819
7.50% Senior Notes due 2023
Fair Value of Fixed - Rate Notes
Fair value of fixed - rate notes	618,072
6.125% Senior Notes due 2025
Fair Value of Fixed - Rate Notes
Fair value of fixed - rate notes	$ 370,651